Average Annual Total Returns - Class A B C Shares - Alger Small Cap Growth Fund - ABC	Class A Inception Date	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class B Inception Date	Class B Return Before Taxes 1 Year	Class B Return Before Taxes 5 Years	Class B Return Before Taxes 10 Years	Class C Inception Date	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Dec. 31, 2096	55.35%	22.41%	14.45%	55.17%	21.35%	12.69%	32.89%	18.03%	11.31%	Nov. 11, 2086	58.81%	22.91%	14.46%	Jul. 31, 2097	61.77%	22.76%	14.07%	34.63%	16.36%	13.48%